Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LITMAN GREGORY FUNDS TRUST
Entity Central Index Key	0001020425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000255834
Shareholder Report [Line Items]
Fund Name	iMGP APA Enhanced Income Municipal Fund
Class Name	Institutional
Trading Symbol	APAMX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP APA Enhanced Income Municipal Fund for the period of December 16, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.59%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? No discussion is provided since the Fund commenced operations on December 16, 2024.
AssetsNet	$ 14,606,329
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$14,606,329
# of Fund Holdings	47
Fund Turnover Rate	0%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Maturity

Value	Value
Greater than 10 Years	69.0%
Less than 1 Year	17.5%
5 to 10 Years	10.2%
3 to 5 Years	3.3%

Largest Holdings [Text Block]

Top 10 States

Florida	10.0%
Texas	10.0%
Massachusetts	6.3%
Pennsylvania	5.0%
Georgia	4.0%
Illinois	3.5%
Alabama	3.5%
California	3.4%
Indiana	2.9%
South Carolina	2.7%

Material Fund Change [Text Block]
C000218348
Shareholder Report [Line Items]
Fund Name	iMGP Small Company Fund
Class Name	Institutional
Trading Symbol	PFSVX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP Small Company Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$125	1.17%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund gained 14.29% for the year, compared to 11.54% for the Russell 2000 benchmark and 10.90% for the Morningstar Small Blend peer group.

  Strong stock selection in the industrials, consumer discretionary, and financials sectors were the largest contributors at the sector level.

  The largest detractors came from the health care, information technology, and consumer staples sectors where stock picks detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Russell 2000 Index	Morningstar Small Blend Category
7/31/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,000	$10,000
8/31/2020	$10,140	$10,563	$10,440
9/30/2020	$9,970	$10,211	$10,046
10/31/2020	$10,180	$10,424	$10,266
11/30/2020	$11,710	$12,346	$11,930
12/31/2020	$12,710	$13,414	$12,862
1/31/2021	$12,770	$14,089	$13,284
2/28/2021	$14,230	$14,967	$14,347
3/31/2021	$14,940	$15,117	$14,807
4/30/2021	$15,220	$15,435	$15,257
5/31/2021	$15,340	$15,467	$15,449
6/30/2021	$14,790	$15,766	$15,451
7/31/2021	$14,670	$15,197	$15,213
8/31/2021	$14,830	$15,537	$15,527
9/30/2021	$14,410	$15,079	$15,106
10/31/2021	$14,870	$15,720	$15,754
11/30/2021	$14,510	$15,065	$15,262
12/31/2021	$15,209	$15,402	$15,930
1/31/2022	$14,308	$13,919	$14,754
2/28/2022	$14,830	$14,067	$14,875
3/31/2022	$14,503	$14,243	$14,938
4/30/2022	$13,193	$12,831	$13,757
5/31/2022	$13,152	$12,850	$13,907
6/30/2022	$12,200	$11,794	$12,734
7/31/2022	$13,141	$13,025	$13,948
8/31/2022	$12,660	$12,758	$13,482
9/30/2022	$11,535	$11,536	$12,224
10/31/2022	$13,080	$12,805	$13,578
11/30/2022	$14,022	$13,105	$14,122
12/31/2022	$13,172	$12,254	$13,325
1/31/2023	$14,298	$13,448	$14,549
2/28/2023	$14,114	$13,221	$14,362
3/31/2023	$13,500	$12,590	$13,748
4/30/2023	$12,937	$12,363	$13,466
5/31/2023	$13,019	$12,249	$13,222
6/30/2023	$14,595	$13,245	$14,312
7/31/2023	$15,188	$14,055	$15,022
8/31/2023	$15,168	$13,352	$14,480
9/30/2023	$14,410	$12,566	$13,714
10/31/2023	$13,960	$11,709	$12,910
11/30/2023	$14,820	$12,768	$13,966
12/31/2023	$16,431	$14,329	$15,460
1/31/2024	$15,791	$13,771	$15,034
2/29/2024	$16,928	$14,550	$15,735
3/31/2024	$17,689	$15,071	$16,339
4/30/2024	$16,586	$14,010	$15,342
5/31/2024	$17,215	$14,713	$16,066
6/30/2024	$16,762	$14,577	$15,809
7/31/2024	$18,649	$16,058	$17,204
8/31/2024	$18,318	$15,818	$17,038
9/30/2024	$18,241	$15,929	$17,142
10/31/2024	$18,142	$15,698	$16,835
11/30/2024	$20,272	$17,420	$18,510
12/31/2024	$18,780	$15,982	$17,130

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 7/31/2020
Institutional	14.29%	15.32%
Russell 2000 Index	11.54%	11.19%
Morningstar Small Blend Category	10.90%	12.87%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 49,262,516
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 340,115
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$49,262,516
# of Fund Holdings	59
Fund Turnover Rate	149%
Total Advisory Fees Paid	$340,115

Holdings [Text Block]

Region Weighting

Value	Value
Cash	-5.1%
Europe	3.7%
North America	101.4%

Industry Weighting

Value	Value
Cash	-5.1%
Energy	2.0%
Real Estate	2.2%
Consumer Staples	2.7%
Materials	8.1%
Health Care & Pharmaceuticals	10.3%
Finance	15.4%
Consumer Discretionary	17.0%
Information Technology	18.3%
Industrials	29.1%

Largest Holdings [Text Block]

Top Ten Holdings

ExlService Holdings Inc	4.3%
Paylocity Holding Corp	3.7%
Globant SA	3.7%
Goosehead Insurance Inc Class A	3.2%
Core & Main Inc Class A	3.2%
CCC Intelligent Solutions Holdings Inc	3.2%
Rambus Inc	3.0%
Revolve Group Inc Class A	2.9%
Ollie's Bargain Outlet Holdings Inc	2.8%
Warby Parker Inc Ordinary Shares - Class A	2.7%

Material Fund Change [Text Block]
C000247047
Shareholder Report [Line Items]
Fund Name	Polen Capital China Growth ETF
Trading Symbol	PCCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about Polen Capital China Growth ETF for the period of March 14, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$85	1.00%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Since its March 14, 2024 inception, the ETF gained 12.00% (NAV) compared to the MSCI China All Shares Index return of 15.66%.

  Chinese equity markets made strong gains at the end of the thrid quarter but reversed some of those gains over the fourth quarter.

  During the fourth quarter, both security selection and sector allocation detracted from relative performance.

  Security selection was strongest in the Communication Services and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI China All Shares Index	Morningstar China Region Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,633	$9,834	$9,763
4/30/2024	$10,363	$10,301	$10,166
5/31/2024	$10,494	$10,422	$10,288
6/30/2024	$10,143	$10,164	$9,955
7/31/2024	$9,822	$10,093	$9,767
8/31/2024	$9,749	$10,091	$9,724
9/30/2024	$12,321	$12,431	$11,858
10/31/2024	$11,532	$11,775	$11,356
11/30/2024	$11,144	$11,395	$11,005
12/31/2024	$11,200	$11,566	$11,069

Average Annual Return [Table Text Block]
Fund	Since Inception 3/14/2024
ETF	12.00%
MSCI China All Shares Index	15.66%
Morningstar China Region Category	10.49%

Performance Inception Date	Mar. 14, 2024
AssetsNet	$ 1,373,809
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$1,373,809
# of Fund Holdings	28
Fund Turnover Rate	41%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Region Weighting

Value	Value
Cash	0.5%
Asia ex-Japan	99.5%

Industry Weighting

Value	Value
Cash	0.5%
Utilities	1.2%
Consumer Staples	2.6%
Materials	2.7%
Information Technology	3.1%
Health Care & Pharmaceuticals	3.5%
Industrials	3.9%
Real Estate	4.6%
Finance	20.5%
Communication Services	24.3%
Consumer Discretionary	33.1%

Largest Holdings [Text Block]

Top Ten Holdings

Tencent Holdings Ltd.	14.2%
Hong Kong Exchanges & Clearing Ltd.	9.2%
Meituan -Class B	8.6%
AIA Group Ltd.	8.0%
Trip.Com Group Ltd.	7.6%
Haier Smart Home Co. Ltd. -Class H	7.0%
BYD Co. Ltd. -Class H	6.3%
Kingsoft Corp. Ltd.	3.5%
Ping An Insurance Group Co. of China Ltd. -Class H	3.5%
Tencent Music Entertainment Group -ADR	3.4%

Material Fund Change [Text Block]
C000247048
Shareholder Report [Line Items]
Fund Name	Polen Capital Emerging Markets Ex China Growth ETF
Trading Symbol	PCEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about Polen Capital Emerging Markets Ex China Growth ETF for the period of September 11, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$30	1.00%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fourth quarter was the ETF's first full quarter. During the quarter, the ETF fell 4.22% (NAV) and outperformed its Index loss of 8.12%.

  Relative outperformance was primarily driven by security selection. Sector and country allocation were also both positive.

  Security selection was strongest in the Financials and Industrials sectors, outweighing weaker selection in Communication Services and Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI Emerging Markets ex China Index	Morningstar Diversified Emerging Markets Category
9/11/2024	$10,000	$10,000	$10,000
9/30/2024	$10,481	$10,463	$10,807
10/31/2024	$10,202	$10,058	$10,397
11/30/2024	$10,142	$9,729	$10,170
12/31/2024	$10,039	$9,614	$10,071

Average Annual Return [Table Text Block]
Fund	Since Inception 9/11/2024
ETF	0.39%
MSCI Emerging Markets ex China Index	(3.86%)
Morningstar Diversified Emerging Markets Category	0.71%

Performance Inception Date	Sep. 11, 2024
AssetsNet	$ 2,507,039
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 6,728
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$2,507,039
# of Fund Holdings	28
Fund Turnover Rate	7%
Total Advisory Fees Paid	$6,728

Holdings [Text Block]

Region Weighting

Value	Value
Japan	2.8%
Cash	3.2%
North America	6.2%
Europe	10.8%
Africa	10.9%
Latin America	15.4%
Middle East	3.2%
Asia ex-Japan	47.5%

Industry Weighting

Value	Value
Communication Services	2.8%
Cash	3.2%
Consumer Staples	7.3%
Industrials	13.2%
Consumer Discretionary	20.1%
Finance	21.4%
Information Technology	32.0%

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	8.5%
HDFC Bank Ltd.	6.8%
Karooooo Ltd.	5.5%
FPT Corp.	4.4%
E Ink Holdings, Inc.	4.3%
InPost SA	4.1%
Infosys Ltd.	4.0%
Dlocal Ltd.	3.9%
Dino Polska SA	3.5%
MercadoLibre, Inc.	3.4%

Material Fund Change [Text Block]
C000247050
Shareholder Report [Line Items]
Fund Name	Polen Capital International Growth ETF
Trading Symbol	PCIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about Polen Capital International Growth ETF for the period of March 14, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$65	0.85%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Since its March 14, 2024 inception, the ETF fell 8.01% (NAV) compared to a gain of 1.43% for the MSCI ACWI Ex USA Index.

  The ETF underperformed the Index primarily due to weaker stock selection in Healthcare and Technology.

  Sector positioning—a residual of bottom-up stock selection—was a modest tailwind to performance, driven by the overweight to Technology, zero weight to Materials, and underweight to Consumer Staples.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI ACWI Ex USA Index	Morningstar Foreign Large Growth Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,972	$10,061	$10,020
4/30/2024	$9,305	$9,881	$9,601
5/31/2024	$9,461	$10,167	$10,043
6/30/2024	$9,604	$10,158	$9,993
7/31/2024	$9,695	$10,393	$10,150
8/31/2024	$9,959	$10,689	$10,509
9/30/2024	$9,903	$10,977	$10,611
10/31/2024	$9,295	$10,438	$10,127
11/30/2024	$9,671	$10,344	$10,201
12/31/2024	$9,199	$10,143	$9,876

Average Annual Return [Table Text Block]
Fund	Since Inception 3/14/2024
ETF	(8.01%)
MSCI ACWI Ex USA Index	1.43%
Morningstar Foreign Large Growth Category	(1.15%)

Performance Inception Date	Mar. 14, 2024
AssetsNet	$ 26,583,444
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 174,456
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$26,583,444
# of Fund Holdings	28
Fund Turnover Rate	24%
Total Advisory Fees Paid	$174,456

Holdings [Text Block]

Region Weighting

Value	Value
Japan	2.2%
Cash	4.5%
Latin America	5.5%
North America	35.1%
Europe	48.2%
Asia ex-Japan	4.5%

Industry Weighting

Value	Value
Consumer Staples	1.2%
Communication Services	2.0%
Cash	4.5%
Industrials	9.6%
Consumer Discretionary	14.5%
Health Care & Pharmaceuticals	16.1%
Finance	16.5%
Information Technology	35.6%

Largest Holdings [Text Block]

Top Ten Holdings

SAP SE	10.0%
Sage Group PLC	7.7%
Aon PLC - Class A	7.4%
Shopify, Inc. - Class A	5.5%
Siemens Healthineers AG	5.0%
ICON PLC	4.5%
HDFC Bank Ltd. - ADR	4.5%
Medtronic PLC	4.2%
Adidas AG	4.1%
ASML Holding Nv	4.0%

Material Fund Change [Text Block]
C000103965
Shareholder Report [Line Items]
Fund Name	iMGP Alternative Strategies Fund
Class Name	Institutional
Trading Symbol	MASFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP Alternative Strategies Fund - Institutional Class for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]	THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Institutional Class gained 1.97% in the second half of 2024, and 6.83% for the full year compared to 1.25% for the Bloomberg US Aggregate Bond Index for the full year.

  All six subadvisors were positive on the year. Performance was driven by the fund’s allocation to FPA’s contrarian opportunity strategy, which gained 12.03% for the year.

  Credit managers Loomis Sayles (+9.70%) and DoubleLine (+8.01%) were also strong contributors, and trend-oriented manager DBi (+9.09%) was additive for the year despite negative performance in the second half.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Bloomberg US Aggregate Bond Index	ICE BofA US 3-Month Treasury Bill	Morningstar Multistrategy Category
12/31/2014	$100,000	$100,000	$100,000	$100,000
1/31/2015	$100,524	$102,097	$100,003	$100,131
2/28/2015	$102,010	$101,137	$100,003	$101,657
3/31/2015	$102,010	$101,607	$100,003	$101,854
4/30/2015	$102,451	$101,242	$100,006	$101,688
5/31/2015	$102,980	$100,998	$100,006	$102,282
6/30/2015	$101,685	$99,897	$100,009	$100,631
7/31/2015	$101,507	$100,591	$100,004	$101,293
8/31/2015	$100,002	$100,447	$100,019	$99,026
9/30/2015	$98,903	$101,126	$100,021	$98,042
10/31/2015	$100,685	$101,143	$100,014	$99,345
11/30/2015	$100,418	$100,876	$100,020	$99,334
12/31/2015	$99,232	$100,550	$100,053	$98,375
1/31/2016	$97,879	$101,934	$100,056	$97,136
2/29/2016	$97,428	$102,657	$100,080	$97,103
3/31/2016	$99,738	$103,599	$100,126	$98,425
4/30/2016	$101,013	$103,996	$100,153	$98,762
5/31/2016	$101,833	$104,023	$100,161	$99,074
6/30/2016	$101,778	$105,892	$100,199	$99,507
7/31/2016	$103,615	$106,561	$100,228	$100,587
8/31/2016	$104,350	$106,440	$100,246	$100,522
9/30/2016	$104,818	$106,377	$100,295	$100,768
10/31/2016	$104,542	$105,564	$100,320	$99,913
11/30/2016	$105,556	$103,067	$100,338	$100,162
12/31/2016	$106,049	$103,212	$100,380	$100,871
1/31/2017	$106,697	$103,415	$100,425	$101,439
2/28/2017	$107,530	$104,110	$100,466	$102,480
3/31/2017	$107,364	$104,055	$100,484	$102,399
4/30/2017	$107,830	$104,858	$100,551	$102,785
5/31/2017	$108,576	$105,665	$100,602	$102,957
6/30/2017	$108,632	$105,559	$100,687	$102,832
7/31/2017	$109,383	$106,013	$100,772	$103,621
8/31/2017	$109,946	$106,964	$100,867	$104,065
9/30/2017	$110,086	$106,454	$100,953	$104,420
10/31/2017	$110,558	$106,516	$101,043	$105,233
11/30/2017	$110,275	$106,379	$101,127	$105,609
12/31/2017	$110,827	$106,868	$101,240	$106,297
1/31/2018	$111,870	$105,637	$101,361	$107,682
2/28/2018	$111,301	$104,635	$101,456	$105,550
3/31/2018	$110,563	$105,306	$101,599	$105,260
4/30/2018	$110,372	$104,523	$101,731	$105,405
5/31/2018	$110,467	$105,269	$101,887	$105,224
6/30/2018	$110,534	$105,140	$102,058	$105,012
7/31/2018	$111,493	$105,165	$102,218	$105,655
8/31/2018	$111,493	$105,841	$102,402	$106,037
9/30/2018	$111,665	$105,160	$102,560	$106,047
10/31/2018	$109,929	$104,329	$102,737	$103,536
11/30/2018	$110,122	$104,952	$102,948	$103,384
12/31/2018	$108,525	$106,880	$103,137	$101,696
1/31/2019	$111,363	$108,015	$103,341	$104,301
2/28/2019	$112,146	$107,952	$103,525	$105,119
3/31/2019	$112,801	$110,025	$103,756	$105,861
4/30/2019	$114,475	$110,053	$103,951	$106,933
5/31/2019	$113,293	$112,007	$104,188	$105,343
6/30/2019	$114,868	$113,413	$104,419	$107,218
7/31/2019	$115,463	$113,663	$104,608	$107,877
8/31/2019	$115,265	$116,608	$104,823	$107,834
9/30/2019	$115,562	$115,987	$105,006	$107,857
10/31/2019	$115,962	$116,336	$105,208	$107,955
11/30/2019	$116,662	$116,277	$105,339	$108,566
12/31/2019	$117,772	$116,196	$105,489	$109,379
1/31/2020	$118,376	$118,432	$105,630	$109,427
2/29/2020	$117,570	$120,564	$105,786	$106,881
3/31/2020	$106,750	$119,854	$106,095	$99,815
4/30/2020	$110,406	$121,985	$106,104	$102,384
5/31/2020	$113,148	$122,553	$106,105	$103,628
6/30/2020	$114,906	$123,325	$106,119	$104,078
7/31/2020	$116,956	$125,167	$106,140	$106,112
8/31/2020	$118,596	$124,157	$106,148	$107,332
9/30/2020	$118,288	$124,089	$106,161	$106,433
10/31/2020	$118,495	$123,535	$106,172	$105,731
11/30/2020	$122,520	$124,747	$106,181	$108,746
12/31/2020	$125,192	$124,919	$106,193	$110,932
1/31/2021	$125,920	$124,023	$106,203	$111,384
2/28/2021	$127,794	$122,232	$106,212	$112,564
3/31/2021	$128,251	$120,706	$106,220	$114,010
4/30/2021	$129,928	$121,659	$106,221	$115,904
5/31/2021	$130,557	$122,057	$106,223	$116,872
6/30/2021	$130,347	$122,914	$106,220	$117,022
7/31/2021	$129,820	$124,289	$106,225	$117,218
8/31/2021	$130,452	$124,052	$106,229	$117,947
9/30/2021	$129,556	$122,978	$106,235	$116,690
10/31/2021	$130,513	$122,944	$106,231	$117,750
11/30/2021	$128,706	$123,308	$106,238	$116,344
12/31/2021	$129,970	$122,992	$106,245	$118,387
1/31/2022	$128,092	$120,342	$106,240	$117,161
2/28/2022	$126,655	$119,000	$106,254	$116,331
3/31/2022	$125,959	$115,694	$106,287	$116,989
4/30/2022	$122,843	$111,304	$106,302	$116,067
5/31/2022	$122,620	$112,021	$106,375	$116,299
6/30/2022	$118,904	$110,264	$106,398	$113,439
7/31/2022	$121,372	$112,958	$106,453	$114,535
8/31/2022	$120,587	$109,766	$106,625	$114,254
9/30/2022	$116,548	$105,024	$106,890	$112,068
10/31/2022	$117,793	$103,663	$107,058	$114,169
11/30/2022	$117,793	$107,476	$107,403	$115,572
12/31/2022	$117,634	$106,991	$107,792	$114,829
1/31/2023	$120,046	$110,282	$108,129	$116,984
2/28/2023	$118,897	$107,431	$108,482	$116,745
3/31/2023	$118,369	$110,160	$108,949	$116,015
4/30/2023	$118,948	$110,828	$109,292	$116,711
5/31/2023	$117,905	$109,621	$109,720	$115,885
6/30/2023	$120,013	$109,230	$110,222	$118,318
7/31/2023	$121,184	$109,154	$110,661	$119,572
8/31/2023	$121,067	$108,456	$111,160	$119,732
9/30/2023	$120,482	$105,700	$111,670	$120,058
10/31/2023	$119,179	$104,032	$112,169	$119,256
11/30/2023	$121,903	$108,744	$112,672	$121,083
12/31/2023	$124,583	$112,906	$113,197	$122,301
1/31/2024	$125,300	$112,596	$113,681	$123,482
2/29/2024	$126,256	$111,005	$114,147	$125,264
3/31/2024	$128,430	$112,030	$114,659	$127,993
4/30/2024	$127,463	$109,201	$115,151	$127,438
5/31/2024	$129,034	$111,052	$115,704	$128,095
6/30/2024	$130,339	$112,103	$116,176	$127,848
7/31/2024	$131,561	$114,722	$116,696	$128,565
8/31/2024	$132,295	$116,370	$117,254	$127,978
9/30/2024	$133,982	$117,928	$117,763	$128,993
10/31/2024	$132,620	$115,004	$118,210	$127,834
11/30/2024	$133,735	$116,220	$118,662	$129,706
12/31/2024	$133,096	$114,318	$119,142	$129,458

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional	6.83%	2.48%	2.90%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE BofA US 3-Month Treasury Bill	5.25%	2.46%	1.77%
Morningstar Multistrategy Category	5.70%	3.44%	2.62%

Material Change Date	Jul. 01, 2024
AssetsNet	$ 409,746,527
Holdings Count | Holding	1,139
Advisory Fees Paid, Amount	$ 6,362,572
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$409,746,527
# of Fund Holdings	1,139
Fund Turnover Rate	76%
Total Advisory Fees Paid	$6,362,572

Holdings [Text Block]

Fixed Income Holdings by Sector

Value	Value
Bank Loans	1.1%
Government Securities	2.6%
Convertibles	3.2%
Asset-Backed Securities	19.0%
Corporate Bonds	23.9%
Mortgage-Backed Securities	25.0%
Treasuries	25.2%

Equity Holdings by Sector

Value	Value
Real Estate	2.1%
Consumer Discretionary	5.8%
Financials	6.8%
Consumer Staples	7.8%
Industrials	9.4%
Energy	9.9%
Materials	11.0%
Health Care & Pharmaceuticals	11.0%
Communication Services	14.7%
Information Technology	21.5%

Largest Holdings [Text Block]

Asset Allocation

Other	2.0%
Cash & Equivalents	6.4%
Equity	19.1%
Fixed Income	72.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at  or upon request at 323-372-1960.

The Board of Trustees of the Fund approved the reorganization (the “Reorganization”) of the Fund into the High Income Fund, whereby the High Income Fund would acquire the assets and assume the liabilities of the Fund. The Reorganization is expected to close during the beginning of Q2 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at or upon request at 323-372-1960.
Updated Prospectus Phone Number	323-372-1960
C000103966
Shareholder Report [Line Items]
Fund Name	iMGP Alternative Strategies Fund
Class Name	Investor
Trading Symbol	MASNX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP Alternative Strategies Fund - Investor Class for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]	THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$193	1.87%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Investor Class gained 1.97% in the second half of 2024, and 6.54% for the full year compared to 1.25% for the Bloomberg US Aggregate Bond Index for the full year.

  All six subadvisors were positive on the year. Performance was driven by the fund’s allocation to FPA’s contrarian opportunity strategy, which gained 12.03% for the year.

  Credit managers Loomis Sayles (+9.70%) and DoubleLine (+8.01%) were also strong contributors, and trend-oriented manager DBi (+9.09%) was additive for the year despite negative performance in the second half.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Investor	Bloomberg US Aggregate Bond Index	ICE BofA US 3-Month Treasury Bill	Morningstar Multistrategy Category
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,044	$10,210	$10,000	$10,013
2/28/2015	$10,201	$10,114	$10,000	$10,166
3/31/2015	$10,196	$10,161	$10,000	$10,185
4/30/2015	$10,231	$10,124	$10,001	$10,169
5/31/2015	$10,284	$10,100	$10,001	$10,228
6/30/2015	$10,157	$9,990	$10,001	$10,063
7/31/2015	$10,139	$10,059	$10,000	$10,129
8/31/2015	$9,989	$10,045	$10,002	$9,903
9/30/2015	$9,879	$10,113	$10,002	$9,804
10/31/2015	$10,048	$10,114	$10,001	$9,935
11/30/2015	$10,022	$10,088	$10,002	$9,933
12/31/2015	$9,905	$10,055	$10,005	$9,838
1/31/2016	$9,770	$10,193	$10,006	$9,714
2/29/2016	$9,725	$10,266	$10,008	$9,710
3/31/2016	$9,949	$10,360	$10,013	$9,842
4/30/2016	$10,076	$10,400	$10,015	$9,876
5/31/2016	$10,149	$10,402	$10,016	$9,907
6/30/2016	$10,145	$10,589	$10,020	$9,951
7/31/2016	$10,319	$10,656	$10,023	$10,059
8/31/2016	$10,402	$10,644	$10,025	$10,052
9/30/2016	$10,441	$10,638	$10,030	$10,077
10/31/2016	$10,413	$10,556	$10,032	$9,991
11/30/2016	$10,514	$10,307	$10,034	$10,016
12/31/2016	$10,566	$10,321	$10,038	$10,087
1/31/2017	$10,621	$10,341	$10,042	$10,144
2/28/2017	$10,695	$10,411	$10,047	$10,248
3/31/2017	$10,681	$10,406	$10,048	$10,240
4/30/2017	$10,727	$10,486	$10,055	$10,279
5/31/2017	$10,792	$10,567	$10,060	$10,296
6/30/2017	$10,799	$10,556	$10,069	$10,283
7/31/2017	$10,874	$10,601	$10,077	$10,362
8/31/2017	$10,921	$10,696	$10,087	$10,406
9/30/2017	$10,947	$10,645	$10,095	$10,442
10/31/2017	$10,984	$10,652	$10,104	$10,523
11/30/2017	$10,956	$10,638	$10,113	$10,561
12/31/2017	$11,003	$10,687	$10,124	$10,630
1/31/2018	$11,107	$10,564	$10,136	$10,768
2/28/2018	$11,050	$10,464	$10,146	$10,555
3/31/2018	$10,971	$10,531	$10,160	$10,526
4/30/2018	$10,952	$10,452	$10,173	$10,540
5/31/2018	$10,952	$10,527	$10,189	$10,522
6/30/2018	$10,961	$10,514	$10,206	$10,501
7/31/2018	$11,056	$10,516	$10,222	$10,565
8/31/2018	$11,056	$10,584	$10,240	$10,604
9/30/2018	$11,066	$10,516	$10,256	$10,605
10/31/2018	$10,894	$10,433	$10,274	$10,354
11/30/2018	$10,904	$10,495	$10,295	$10,338
12/31/2018	$10,747	$10,688	$10,314	$10,170
1/31/2019	$11,028	$10,801	$10,334	$10,430
2/28/2019	$11,106	$10,795	$10,352	$10,512
3/31/2019	$11,165	$11,003	$10,376	$10,586
4/30/2019	$11,330	$11,005	$10,395	$10,693
5/31/2019	$11,213	$11,201	$10,419	$10,534
6/30/2019	$11,361	$11,341	$10,442	$10,722
7/31/2019	$11,420	$11,366	$10,461	$10,788
8/31/2019	$11,400	$11,661	$10,482	$10,783
9/30/2019	$11,421	$11,599	$10,501	$10,786
10/31/2019	$11,461	$11,634	$10,521	$10,796
11/30/2019	$11,530	$11,628	$10,534	$10,857
12/31/2019	$11,631	$11,620	$10,549	$10,938
1/31/2020	$11,700	$11,843	$10,563	$10,943
2/29/2020	$11,611	$12,056	$10,579	$10,688
3/31/2020	$10,534	$11,985	$10,610	$9,982
4/30/2020	$10,895	$12,198	$10,610	$10,238
5/31/2020	$11,165	$12,255	$10,611	$10,363
6/30/2020	$11,339	$12,332	$10,612	$10,408
7/31/2020	$11,541	$12,517	$10,614	$10,611
8/31/2020	$11,703	$12,416	$10,615	$10,733
9/30/2020	$11,665	$12,409	$10,616	$10,643
10/31/2020	$11,685	$12,353	$10,617	$10,573
11/30/2020	$12,081	$12,475	$10,618	$10,875
12/31/2020	$12,336	$12,492	$10,619	$11,093
1/31/2021	$12,408	$12,402	$10,620	$11,138
2/28/2021	$12,592	$12,223	$10,621	$11,256
3/31/2021	$12,629	$12,071	$10,622	$11,401
4/30/2021	$12,794	$12,166	$10,622	$11,590
5/31/2021	$12,855	$12,206	$10,622	$11,687
6/30/2021	$12,837	$12,291	$10,622	$11,702
7/31/2021	$12,785	$12,429	$10,622	$11,722
8/31/2021	$12,837	$12,405	$10,623	$11,795
9/30/2021	$12,751	$12,298	$10,623	$11,669
10/31/2021	$12,834	$12,294	$10,623	$11,775
11/30/2021	$12,657	$12,331	$10,624	$11,634
12/31/2021	$12,772	$12,299	$10,625	$11,839
1/31/2022	$12,599	$12,034	$10,624	$11,716
2/28/2022	$12,458	$11,900	$10,625	$11,633
3/31/2022	$12,371	$11,569	$10,629	$11,699
4/30/2022	$12,076	$11,130	$10,630	$11,607
5/31/2022	$12,044	$11,202	$10,637	$11,630
6/30/2022	$11,671	$11,026	$10,640	$11,344
7/31/2022	$11,912	$11,296	$10,645	$11,454
8/31/2022	$11,835	$10,977	$10,662	$11,425
9/30/2022	$11,442	$10,502	$10,689	$11,207
10/31/2022	$11,553	$10,366	$10,706	$11,417
11/30/2022	$11,553	$10,748	$10,740	$11,557
12/31/2022	$11,540	$10,699	$10,779	$11,483
1/31/2023	$11,765	$11,028	$10,813	$11,698
2/28/2023	$11,652	$10,743	$10,848	$11,674
3/31/2023	$11,604	$11,016	$10,895	$11,601
4/30/2023	$11,661	$11,083	$10,929	$11,671
5/31/2023	$11,547	$10,962	$10,972	$11,588
6/30/2023	$11,757	$10,923	$11,022	$11,832
7/31/2023	$11,871	$10,915	$11,066	$11,957
8/31/2023	$11,848	$10,846	$11,116	$11,973
9/30/2023	$11,796	$10,570	$11,167	$12,006
10/31/2023	$11,669	$10,403	$11,217	$11,926
11/30/2023	$11,934	$10,874	$11,267	$12,108
12/31/2023	$12,187	$11,291	$11,320	$12,230
1/31/2024	$12,257	$11,260	$11,368	$12,348
2/29/2024	$12,350	$11,101	$11,415	$12,526
3/31/2024	$12,555	$11,203	$11,466	$12,799
4/30/2024	$12,461	$10,920	$11,515	$12,744
5/31/2024	$12,614	$11,105	$11,570	$12,809
6/30/2024	$12,733	$11,210	$11,618	$12,785
7/31/2024	$12,852	$11,472	$11,670	$12,857
8/31/2024	$12,923	$11,637	$11,725	$12,798
9/30/2024	$13,079	$11,793	$11,776	$12,899
10/31/2024	$12,947	$11,500	$11,821	$12,783
11/30/2024	$13,055	$11,622	$11,866	$12,971
12/31/2024	$12,984	$11,432	$11,914	$12,946

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Investor	6.54%	2.23%	2.65%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE BofA US 3-Month Treasury Bill	5.25%	2.46%	1.77%
Morningstar Multistrategy Category	5.70%	3.44%	2.62%

Material Change Date	Jul. 01, 2024
AssetsNet	$ 409,746,527
Holdings Count | Holding	1,139
Advisory Fees Paid, Amount	$ 6,362,572
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$409,746,527
# of Fund Holdings	1,139
Fund Turnover Rate	76%
Total Advisory Fees Paid	$6,362,572

Holdings [Text Block]

Fixed Income Holdings by Sector

Value	Value
Bank Loans	1.1%
Government Securities	2.6%
Convertibles	3.2%
Asset-Backed Securities	19.0%
Corporate Bonds	23.9%
Mortgage-Backed Securities	25.0%
Treasuries	25.2%

Equity Holdings by Sector

Value	Value
Real Estate	2.1%
Consumer Discretionary	5.8%
Financials	6.8%
Consumer Staples	7.8%
Industrials	9.4%
Energy	9.9%
Materials	11.0%
Health Care & Pharmaceuticals	11.0%
Communication Services	14.7%
Information Technology	21.5%

Largest Holdings [Text Block]

Asset Allocation

Other	2.0%
Cash & Equivalents	6.4%
Equity	19.1%
Fixed Income	72.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at  or upon request at 323-372-1960.

The Board of Trustees of the Fund approved the reorganization (the “Reorganization”) of the Fund into the High Income Fund, whereby the High Income Fund would acquire the assets and assume the liabilities of the Fund. The Reorganization is expected to close during the beginning of Q2 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at or upon request at 323-372-1960.
Updated Prospectus Phone Number	323-372-1960
C000243085
Shareholder Report [Line Items]
Fund Name	iMGP Berkshire Dividend Growth ETF
Trading Symbol	BDVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP Berkshire Dividend Growth ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the calendar year 2024, the Berkshire Dividend Growth ETF gained 11.35% (NAV).

  The ETF underperformed the Russell 1000 Value Index, which gained 14.37% in 2024.

  An underweight to Financials was the main detractor from an allocation standpoint. The Financials sector was the top gaining sector within the Index during the full year.

  Stock selection within Healthcare and Energy were positive, but Materials and Industrials more than offset any positive impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	Russell 1000 Index	Morningstar Large Value Category	Russell 1000 Value Index
6/29/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$10,094	$10,119	$10,083	$10,087
7/31/2023	$10,370	$10,467	$10,458	$10,442
8/31/2023	$10,030	$10,284	$10,194	$10,160
9/30/2023	$9,633	$9,801	$9,829	$9,768
10/31/2023	$9,414	$9,564	$9,545	$9,423
11/30/2023	$9,979	$10,457	$10,229	$10,134
12/31/2023	$10,456	$10,973	$10,782	$10,695
1/31/2024	$10,533	$11,126	$10,823	$10,706
2/29/2024	$10,843	$11,727	$11,175	$11,101
3/31/2024	$11,241	$12,103	$11,739	$11,656
4/30/2024	$10,795	$11,588	$11,265	$11,159
5/31/2024	$11,117	$12,134	$11,611	$11,512
6/30/2024	$11,102	$12,535	$11,571	$11,404
7/31/2024	$11,479	$12,718	$12,080	$11,987
8/31/2024	$11,728	$13,019	$12,352	$12,309
9/30/2024	$11,817	$13,297	$12,500	$12,479
10/31/2024	$11,729	$13,205	$12,382	$12,342
11/30/2024	$12,384	$14,055	$13,073	$13,130
12/31/2024	$11,643	$13,663	$12,308	$12,232

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/29/2023
ETF	11.35%	10.62%
Russell 1000 Index	24.51%	22.98%
Morningstar Large Value Category	14.15%	14.74%
Russell 1000 Value Index	14.37%	14.29%

Performance Inception Date	Jun. 29, 2023
AssetsNet	$ 8,855,427
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 33,754
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$8,855,427
# of Fund Holdings	39
Fund Turnover Rate	4%
Total Advisory Fees Paid	$33,754

Holdings [Text Block]

Region Weighting

Value	Value
Europe	6.3%
North America	93.7%

Industry Weighting

Value	Value
Real Estate	1.2%
Cash	1.7%
Utilities	3.0%
Materials	3.1%
Consumer Discretionary	5.3%
Energy	8.2%
Health Care & Pharmaceuticals	12.8%
Consumer Staples	13.5%
Information Technology	17.0%
Industrials	17.1%
Finance	17.1%

Largest Holdings [Text Block]

Top Ten Holdings

JPMorgan Chase & Co.	5.0%
Apple, Inc.	4.6%
Microsoft Corp.	4.2%
Chevron Corp.	4.2%
Walmart, Inc.	4.1%
AbbVie, Inc.	3.9%
Bank of America Corp.	3.5%
Lockheed Martin Corp.	3.2%
Cisco Systems, Inc.	3.2%
Qualcomm, Inc.	3.1%

Material Fund Change [Text Block]
C000229357
Shareholder Report [Line Items]
Fund Name	iMGP DBi Managed Futures Strategy ETF
Trading Symbol	DBMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP DBi Managed Futures Strategy ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund was down 9.41% using NAV in the second half of the year. The resulting performance for the full year was up 7.18% (NAV) compared to 2.36% for the SG CTA Index.

  The majority of gains for the year came from currencies, primarily short the Japanese Yen. Commodities were also a contributor, primarily long gold. Equities were positive on the year, primarily long U.S. equities.

  Rates exposure was a large detractor, as the fund was whipsawed by sharp rate moves in both directions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	Bloomberg US Aggregate Bond Index	Morningstar Systematic Trend Category	SG CTA Index
5/7/2019	$10,000	$10,000	$10,000	$10,000
5/31/2019	$10,127	$10,149	$9,922	$9,888
6/30/2019	$10,272	$10,276	$10,126	$10,130
7/31/2019	$10,480	$10,299	$10,364	$10,491
8/31/2019	$11,268	$10,566	$10,809	$10,845
9/30/2019	$11,096	$10,509	$10,424	$10,499
10/31/2019	$10,995	$10,541	$10,173	$10,248
11/30/2019	$11,076	$10,536	$10,214	$10,338
12/31/2019	$11,076	$10,528	$10,148	$10,272
1/31/2020	$11,159	$10,731	$10,210	$10,358
2/29/2020	$10,954	$10,924	$10,062	$10,203
3/31/2020	$11,067	$10,860	$10,165	$10,217
4/30/2020	$11,271	$11,053	$10,176	$10,240
5/31/2020	$10,907	$11,104	$10,050	$10,142
6/30/2020	$10,703	$11,174	$9,947	$9,997
7/31/2020	$11,162	$11,341	$10,113	$10,254
8/31/2020	$11,124	$11,250	$10,097	$10,123
9/30/2020	$10,769	$11,243	$9,887	$9,927
10/31/2020	$10,779	$11,193	$9,823	$9,914
11/30/2020	$10,834	$11,303	$10,011	$10,037
12/31/2020	$11,279	$11,319	$10,413	$10,598
1/31/2021	$11,231	$11,237	$10,384	$10,470
2/28/2021	$11,808	$11,075	$10,704	$10,771
3/31/2021	$12,081	$10,937	$10,787	$10,866
4/30/2021	$12,310	$11,023	$11,048	$11,193
5/31/2021	$12,599	$11,059	$11,242	$11,409
6/30/2021	$12,503	$11,137	$11,080	$11,288
7/31/2021	$12,624	$11,262	$11,053	$11,320
8/31/2021	$12,432	$11,240	$11,005	$11,288
9/30/2021	$12,086	$11,143	$11,015	$11,354
10/31/2021	$12,671	$11,140	$11,287	$11,644
11/30/2021	$12,038	$11,173	$10,794	$11,211
12/31/2021	$12,385	$11,144	$10,928	$11,251
1/31/2022	$12,573	$10,904	$11,132	$11,492
2/28/2022	$12,795	$10,782	$11,337	$11,781
3/31/2022	$13,891	$10,483	$12,058	$12,692
4/30/2022	$15,353	$10,085	$12,661	$13,433
5/31/2022	$15,274	$10,150	$12,616	$13,418
6/30/2022	$15,634	$9,991	$12,676	$13,630
7/31/2022	$15,218	$10,235	$12,355	$13,213
8/31/2022	$15,549	$9,946	$12,706	$13,645
9/30/2022	$16,473	$9,516	$13,187	$14,189
10/31/2022	$16,688	$9,393	$13,221	$14,256
11/30/2022	$15,283	$9,738	$12,561	$13,531
12/31/2022	$15,242	$9,694	$12,515	$13,518
1/31/2023	$14,888	$9,992	$12,394	$13,410
2/28/2023	$14,914	$9,734	$12,603	$13,695
3/31/2023	$13,823	$9,981	$11,915	$12,817
4/30/2023	$13,964	$10,042	$12,142	$13,079
5/31/2023	$14,043	$9,933	$12,302	$13,345
6/30/2023	$14,506	$9,897	$12,479	$13,520
7/31/2023	$14,468	$9,890	$12,410	$13,376
8/31/2023	$14,473	$9,827	$12,313	$13,307
9/30/2023	$15,142	$9,577	$12,646	$13,761
10/31/2023	$15,092	$9,426	$12,574	$13,621
11/30/2023	$14,337	$9,853	$12,092	$13,154
12/31/2023	$13,913	$10,230	$11,969	$13,046
1/31/2024	$14,225	$10,202	$12,091	$13,179
2/29/2024	$14,749	$10,058	$12,634	$13,824
3/31/2024	$15,581	$10,151	$12,986	$14,309
4/30/2024	$16,198	$9,894	$13,177	$14,567
5/31/2024	$16,142	$10,062	$13,037	$14,287
6/30/2024	$16,460	$10,157	$12,823	$13,993
7/31/2024	$15,883	$10,395	$12,572	$13,677
8/31/2024	$15,366	$10,544	$12,154	$13,237
9/30/2024	$15,514	$10,685	$12,313	$13,372
10/31/2024	$14,883	$10,420	$11,819	$12,897
11/30/2024	$15,033	$10,530	$12,005	$13,206
12/31/2024	$14,912	$10,358	$12,135	$13,354

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 5/7/2019
ETF	7.18%	6.13%	7.33%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.62%
Morningstar Systematic Trend Category	1.40%	3.70%	3.55%
SG CTA Index	2.36%	5.39%	5.25%

Performance Inception Date	May 07, 2019
AssetsNet	$ 1,256,976,631
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 8,162,239
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$1,256,976,631
# of Fund Holdings	12
Fund Turnover Rate	0%
Total Advisory Fees Paid	$8,162,239

Holdings [Text Block]

Asset Class Exposure

Value	Value
Currencies	-81.4%
Fixed Income	-49.6%
Emerging Market Equities	-6.1%
International Developed Equities	-0.5%
Commodities	6.5%
US Equities	26.2%
Treasury Bill	78.6%

Largest Holdings [Text Block]

Fund Holdings

EURO FX CURR FUT JUN24	(84.0%)
US 10YR NOTE (CBT)JUN24	(30.6%)
US LONG BOND(CBT) JUN24	(17.6%)
MSCI EMGMKT JUN24	(6.1%)
US 2YR NOTE (CBT) JUN24	(1.5%)
MSCI EAFE JUN24	(0.5%)
WTI CRUDE FUTURE JUN24	(0.4%)
JPN YEN CURR FUT JUN24	2.6%
GOLD 100 OZ FUTR AUG24	6.9%
S+P500 EMINI FUT JUN24	26.2%
TREASURY BILL	78.6%

Material Fund Change [Text Block]
C000229356
Shareholder Report [Line Items]
Fund Name	iMGP Dolan McEniry Corporate Bond Fund
Class Name	Institutional
Trading Symbol	IDMIX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP Dolan McEniry Corporate Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]	THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund gained 3.87% versus the Bloomberg Aggregate Bond Index return of 1.25%.

  The fund’s underformance was driven by security selection. The yield curve positioning and duration had a minimal effect on relative performance versus the Bloomberg U.S. Intermediate Credit Index.

  As of year-end, the fund had a 23 basis point yield premium and similar duration versus the Bloomberg U.S Intermediate Credit Index. We believe these stats will allow the portfolio to perform well versus the indices over time.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Bloomberg US Aggregate Bond Index	Bloomberg US Interm Credit Index
9/28/2018	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000
10/31/2018	$9,939	$9,921	$9,958
11/30/2018	$9,950	$9,980	$9,966
12/31/2018	$9,923	$10,164	$10,075
1/31/2019	$10,156	$10,271	$10,236
2/28/2019	$10,244	$10,266	$10,271
3/31/2019	$10,418	$10,463	$10,433
4/30/2019	$10,480	$10,465	$10,478
5/31/2019	$10,539	$10,651	$10,588
6/30/2019	$10,689	$10,785	$10,745
7/31/2019	$10,738	$10,809	$10,767
8/31/2019	$10,898	$11,089	$10,953
9/30/2019	$10,901	$11,030	$10,927
10/31/2019	$10,987	$11,063	$10,991
11/30/2019	$10,989	$11,057	$10,992
12/31/2019	$11,039	$11,049	$11,034
1/31/2020	$11,176	$11,262	$11,193
2/29/2020	$11,218	$11,465	$11,307
3/31/2020	$10,426	$11,397	$10,775
4/30/2020	$10,829	$11,600	$11,145
5/31/2020	$11,056	$11,654	$11,332
6/30/2020	$11,228	$11,727	$11,494
7/31/2020	$11,441	$11,903	$11,653
8/31/2020	$11,460	$11,806	$11,652
9/30/2020	$11,434	$11,800	$11,636
10/31/2020	$11,419	$11,747	$11,637
11/30/2020	$11,573	$11,863	$11,761
12/31/2020	$11,646	$11,879	$11,816
1/31/2021	$11,628	$11,794	$11,776
2/28/2021	$11,554	$11,623	$11,680
3/31/2021	$11,482	$11,478	$11,571
4/30/2021	$11,568	$11,569	$11,651
5/31/2021	$11,591	$11,607	$11,713
6/30/2021	$11,635	$11,688	$11,752
7/31/2021	$11,690	$11,819	$11,841
8/31/2021	$11,692	$11,797	$11,822
9/30/2021	$11,641	$11,694	$11,760
10/31/2021	$11,570	$11,691	$11,696
11/30/2021	$11,510	$11,726	$11,683
12/31/2021	$11,546	$11,696	$11,695
1/31/2022	$11,312	$11,444	$11,484
2/28/2022	$11,223	$11,316	$11,368
3/31/2022	$11,022	$11,002	$11,102
4/30/2022	$10,747	$10,584	$10,800
5/31/2022	$10,820	$10,652	$10,894
6/30/2022	$10,500	$10,485	$10,699
7/31/2022	$10,849	$10,742	$10,934
8/31/2022	$10,648	$10,438	$10,714
9/30/2022	$10,328	$9,987	$10,370
10/31/2022	$10,382	$9,858	$10,327
11/30/2022	$10,614	$10,220	$10,639
12/31/2022	$10,614	$10,174	$10,631
1/31/2023	$10,840	$10,487	$10,882
2/28/2023	$10,636	$10,216	$10,674
3/31/2023	$10,776	$10,475	$10,894
4/30/2023	$10,851	$10,539	$10,975
5/31/2023	$10,808	$10,424	$10,893
6/30/2023	$10,833	$10,387	$10,865
7/31/2023	$10,905	$10,380	$10,923
8/31/2023	$10,920	$10,313	$10,908
9/30/2023	$10,765	$10,051	$10,765
10/31/2023	$10,666	$9,893	$10,690
11/30/2023	$11,096	$10,341	$11,066
12/31/2023	$11,397	$10,737	$11,368
1/31/2024	$11,416	$10,707	$11,390
2/29/2024	$11,327	$10,556	$11,289
3/31/2024	$11,448	$10,653	$11,390
4/30/2024	$11,290	$10,384	$11,238
5/31/2024	$11,412	$10,560	$11,393
6/30/2024	$11,524	$10,660	$11,473
7/31/2024	$11,682	$10,909	$11,700
8/31/2024	$11,829	$11,066	$11,849
9/30/2024	$11,968	$11,214	$11,999
10/31/2024	$11,810	$10,936	$11,813
11/30/2024	$11,927	$11,052	$11,911
12/31/2024	$11,838	$10,871	$11,824

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	3.87%	1.41%	2.73%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.34%
Bloomberg US Interm Credit Index	4.01%	1.39%	2.71%

Performance Inception Date	Sep. 28, 2018
Material Change Date	Jul. 01, 2024
AssetsNet	$ 349,616,567
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,094,634
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$349,616,567
# of Fund Holdings	51
Fund Turnover Rate	100%
Total Advisory Fees Paid	$1,094,634

Holdings [Text Block]

Credit Rating

Value	Value
AAA	0.7%
A	4.2%
BBB	76.6%
BB	18.5%

Maturity

Value	Value
5 to 10 Years	51.3%
3 to 5 Years	25.7%
1 to 3 Years	15.8%
Less than 1 Year	7.2%

Largest Holdings [Text Block]

Industry Weighting

Short-Term Investments	1.9%
Other	3.6%
Basic Materials	3.9%
Financial	6.1%
Communications	8.2%
Technology	10.0%
Consumer Cyclical	19.4%
Industrial	20.2%
Consumer Non-Cyclical	26.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at  or upon request at 323-372-1960.

Effective September 13, 2024, the Fund’s management fee was reduced from 0.50% to 0.42% and the Fund’s annual fund operating expenses after fee waiver and/or expense reimbursement were reduced from 0.70% to 0.62%.

Material Fund Change Expenses [Text Block]

Effective September 13, 2024, the Fund’s management fee was reduced from 0.50% to 0.42% and the Fund’s annual fund operating expenses after fee waiver and/or expense reimbursement were reduced from 0.70% to 0.62%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at or upon request at 323-372-1960.
Updated Prospectus Phone Number	323-372-1960
C000015260
Shareholder Report [Line Items]
Fund Name	iMGP Global Select Fund
Class Name	Institutional
Trading Symbol	MSEFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP Global Select Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund gained 3.33% during the full year compared to 18.67% for the MSCI World Index.

  The fund's underperformance was due to both security selection and sector allocation.

  The Technology sector was by far the biggest negative impact on returns. Both an underweight to the sector, as well as underownership of the Magnificient Seven stocks resulted in a meaningful negative impact.

  Selection and allocation within the energy and materials were positive for the fund, however, not enough to offset negative impacts elsewhere.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	MSCI World Index	Morningstar Global Large-Stock Blend Category	MSCI All Country World Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,684	$9,819	$9,900	$9,844
2/28/2015	$10,194	$10,394	$10,431	$10,392
3/31/2015	$10,128	$10,231	$10,295	$10,231
4/30/2015	$10,178	$10,471	$10,531	$10,528
5/31/2015	$10,255	$10,507	$10,582	$10,514
6/30/2015	$10,067	$10,263	$10,340	$10,266
7/31/2015	$10,172	$10,447	$10,443	$10,355
8/31/2015	$9,572	$9,756	$9,781	$9,646
9/30/2015	$9,267	$9,396	$9,466	$9,296
10/31/2015	$10,128	$10,141	$10,141	$10,026
11/30/2015	$10,144	$10,090	$10,097	$9,943
12/31/2015	$9,813	$9,913	$9,912	$9,764
1/31/2016	$9,117	$9,320	$9,407	$9,175
2/29/2016	$9,081	$9,250	$9,361	$9,112
3/31/2016	$9,801	$9,878	$9,975	$9,787
4/30/2016	$10,063	$10,035	$10,111	$9,931
5/31/2016	$10,210	$10,091	$10,166	$9,944
6/30/2016	$9,935	$9,978	$10,117	$9,884
7/31/2016	$10,369	$10,399	$10,525	$10,310
8/31/2016	$10,533	$10,408	$10,530	$10,344
9/30/2016	$10,582	$10,463	$10,598	$10,408
10/31/2016	$10,411	$10,261	$10,341	$10,231
11/30/2016	$10,985	$10,408	$10,425	$10,309
12/31/2016	$10,989	$10,657	$10,600	$10,531
1/31/2017	$11,363	$10,915	$10,890	$10,819
2/28/2017	$11,531	$11,217	$11,159	$11,123
3/31/2017	$11,499	$11,337	$11,297	$11,259
4/30/2017	$11,628	$11,505	$11,490	$11,434
5/31/2017	$11,686	$11,748	$11,740	$11,687
6/30/2017	$11,854	$11,793	$11,796	$11,740
7/31/2017	$12,216	$12,076	$12,065	$12,068
8/31/2017	$12,203	$12,093	$12,094	$12,114
9/30/2017	$12,590	$12,364	$12,322	$12,348
10/31/2017	$12,881	$12,598	$12,543	$12,605
11/30/2017	$13,094	$12,871	$12,779	$12,849
12/31/2017	$13,313	$13,045	$12,961	$13,056
1/31/2018	$14,219	$13,733	$13,591	$13,793
2/28/2018	$13,766	$13,164	$12,993	$13,213
3/31/2018	$13,481	$12,878	$12,819	$12,931
4/30/2018	$13,495	$13,026	$12,892	$13,054
5/31/2018	$13,683	$13,107	$12,953	$13,070
6/30/2018	$13,676	$13,101	$12,888	$13,000
7/31/2018	$14,073	$13,510	$13,265	$13,392
8/31/2018	$14,352	$13,677	$13,324	$13,497
9/30/2018	$14,261	$13,753	$13,344	$13,555
10/31/2018	$12,895	$12,744	$12,356	$12,540
11/30/2018	$13,195	$12,888	$12,562	$12,723
12/31/2018	$11,993	$11,908	$11,654	$11,827
1/31/2019	$13,343	$12,835	$12,556	$12,761
2/28/2019	$13,646	$13,221	$12,896	$13,102
3/31/2019	$13,678	$13,394	$13,043	$13,267
4/30/2019	$14,453	$13,869	$13,462	$13,715
5/31/2019	$13,399	$13,069	$12,697	$12,901
6/30/2019	$14,285	$13,930	$13,493	$13,746
7/31/2019	$14,357	$13,999	$13,500	$13,786
8/31/2019	$13,750	$13,713	$13,271	$13,459
9/30/2019	$13,894	$14,005	$13,528	$13,742
10/31/2019	$14,189	$14,361	$13,825	$14,119
11/30/2019	$14,844	$14,761	$14,147	$14,463
12/31/2019	$15,298	$15,203	$14,602	$14,973
1/31/2020	$15,106	$15,111	$14,398	$14,807
2/29/2020	$13,964	$13,834	$13,318	$13,611
3/31/2020	$11,532	$12,003	$11,461	$11,774
4/30/2020	$13,092	$13,314	$12,600	$13,035
5/31/2020	$13,868	$13,957	$13,169	$13,602
6/30/2020	$14,147	$14,326	$13,495	$14,036
7/31/2020	$14,775	$15,012	$14,166	$14,779
8/31/2020	$15,716	$16,015	$14,925	$15,683
9/30/2020	$15,210	$15,462	$14,535	$15,178
10/31/2020	$15,411	$14,988	$14,166	$14,809
11/30/2020	$17,390	$16,904	$15,844	$16,634
12/31/2020	$18,283	$17,621	$16,586	$17,406
1/31/2021	$18,185	$17,446	$16,493	$17,327
2/28/2021	$19,383	$17,893	$16,917	$17,728
3/31/2021	$19,864	$18,488	$17,453	$18,202
4/30/2021	$21,190	$19,349	$18,151	$18,998
5/31/2021	$21,249	$19,627	$18,475	$19,294
6/30/2021	$21,317	$19,920	$18,594	$19,548
7/31/2021	$21,406	$20,277	$18,737	$19,682
8/31/2021	$21,798	$20,781	$19,112	$20,175
9/30/2021	$21,170	$19,919	$18,278	$19,342
10/31/2021	$22,103	$21,047	$19,198	$20,329
11/30/2021	$20,826	$20,586	$18,674	$19,839
12/31/2021	$21,528	$21,465	$19,398	$20,633
1/31/2022	$20,200	$20,330	$18,401	$19,620
2/28/2022	$19,742	$19,816	$17,930	$19,113
3/31/2022	$19,410	$20,359	$18,210	$19,527
4/30/2022	$17,371	$18,668	$16,921	$17,964
5/31/2022	$17,349	$18,682	$17,040	$17,985
6/30/2022	$15,688	$17,064	$15,677	$16,469
7/31/2022	$16,913	$18,419	$16,729	$17,619
8/31/2022	$16,112	$17,649	$16,054	$16,970
9/30/2022	$14,222	$16,008	$14,595	$15,346
10/31/2022	$15,024	$17,158	$15,527	$16,272
11/30/2022	$16,410	$18,351	$16,807	$17,534
12/31/2022	$16,034	$17,571	$16,129	$16,844
1/31/2023	$17,248	$18,815	$17,243	$18,051
2/28/2023	$16,708	$18,362	$16,727	$17,534
3/31/2023	$17,173	$18,930	$17,153	$18,075
4/30/2023	$17,578	$19,261	$17,393	$18,334
5/31/2023	$16,978	$19,069	$17,052	$18,138
6/30/2023	$17,953	$20,222	$17,984	$19,191
7/31/2023	$18,508	$20,902	$18,507	$19,894
8/31/2023	$17,758	$20,403	$17,959	$19,338
9/30/2023	$16,933	$19,522	$17,195	$18,538
10/31/2023	$16,409	$18,956	$16,670	$17,981
11/30/2023	$17,923	$20,733	$18,083	$19,640
12/31/2023	$18,801	$21,751	$19,002	$20,584
1/31/2024	$18,567	$22,012	$18,974	$20,704
2/29/2024	$19,066	$22,945	$19,709	$21,593
3/31/2024	$19,379	$23,683	$20,327	$22,271
4/30/2024	$18,504	$22,803	$19,606	$21,536
5/31/2024	$18,738	$23,821	$20,431	$22,411
6/30/2024	$18,582	$24,306	$20,564	$22,910
7/31/2024	$19,535	$24,734	$21,030	$23,279
8/31/2024	$19,956	$25,388	$21,533	$23,870
9/30/2024	$20,191	$25,853	$21,921	$24,425
10/31/2024	$19,394	$25,340	$21,358	$23,877
11/30/2024	$20,394	$26,503	$22,081	$24,770
12/31/2024	$19,427	$25,812	$21,360	$24,183

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional	3.33%	4.90%	6.87%
MSCI World Index	18.67%	11.17%	9.95%
Morningstar Global Large-Stock Blend Category	12.43%	7.80%	7.84%
MSCI All Country World Index	17.49%	10.06%	9.23%

AssetsNet	$ 98,633,060
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 696,427
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$98,633,060
# of Fund Holdings	85
Fund Turnover Rate	82%
Total Advisory Fees Paid	$696,427

Holdings [Text Block]

Region Weighting

Value	Value
Cash	0.5%
Japan	2.3%
Europe	23.4%
North America	72.1%
Asia ex-Japan	1.7%

Industry Weighting

Value	Value
Cash	0.6%
Real Estate	1.8%
Energy	2.2%
Materials	3.1%
Utilities	3.2%
Communication Services	4.1%
Consumer Discretionary	7.7%
Consumer Staples	9.2%
Information Technology	13.0%
Industrials	13.4%
Finance	20.7%
Health Care & Pharmaceuticals	21.0%

Largest Holdings [Text Block]

Top Ten Holdings

VISA, Inc. - Class A	4.3%
Dentsply Sirona, Inc.	3.5%
Brookfield Corp.	2.5%
Compass Group PLC	2.5%
Fiserv, Inc.	2.5%
The Estee Lauder Companies, Inc. - Class A	2.4%
CME Group, Inc. - Class A	2.3%
Markel Group, Inc.	2.3%
Amazon.com, Inc.	2.3%
McKesson Corp.	2.3%

Material Fund Change [Text Block]
C000183970
Shareholder Report [Line Items]
Fund Name	iMGP High Income Fund
Class Name	Institutional
Trading Symbol	MAHIX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP High Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]	THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund gained 4.41% in the second half of the year and 8.84% for the full year. The fund outperformed both its primary benchmark, the Bloomberg US Aggregate Bond Index, which gained 1.25% on the year, as well as its secondary benchmark, the ICE BofAML U.S. High Yield Index (+8.20%), and the Morningstar Nontraditional Bond category (+5.93%).

  All subadvisors performed well, with the flexible credit managers each up over 9% for the year (BBH gained 9.03% and Guggenheim gained 9.21%).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index	Morningstar Nontraditional Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,003	$10,000
10/31/2018	$9,869	$9,921	$9,840	$9,941
11/30/2018	$9,901	$9,980	$9,750	$9,900
12/31/2018	$9,692	$10,164	$9,537	$9,833
1/31/2019	$9,960	$10,271	$9,975	$10,009
2/28/2019	$10,014	$10,266	$10,143	$10,075
3/31/2019	$10,092	$10,463	$10,242	$10,110
4/30/2019	$10,172	$10,465	$10,386	$10,188
5/31/2019	$10,125	$10,651	$10,254	$10,164
6/30/2019	$10,245	$10,785	$10,505	$10,266
7/31/2019	$10,296	$10,809	$10,559	$10,310
8/31/2019	$10,288	$11,089	$10,600	$10,283
9/30/2019	$10,355	$11,030	$10,634	$10,317
10/31/2019	$10,382	$11,063	$10,659	$10,346
11/30/2019	$10,416	$11,057	$10,688	$10,374
12/31/2019	$10,504	$11,049	$10,911	$10,494
1/31/2020	$10,562	$11,262	$10,911	$10,519
2/29/2020	$10,306	$11,465	$10,742	$10,450
3/31/2020	$9,055	$11,397	$9,479	$9,694
4/30/2020	$9,484	$11,600	$9,839	$9,883
5/31/2020	$9,774	$11,654	$10,289	$10,093
6/30/2020	$9,973	$11,727	$10,390	$10,223
7/31/2020	$10,204	$11,903	$10,886	$10,411
8/31/2020	$10,399	$11,806	$10,993	$10,483
9/30/2020	$10,418	$11,800	$10,879	$10,455
10/31/2020	$10,370	$11,747	$10,930	$10,472
11/30/2020	$10,910	$11,863	$11,367	$10,701
12/31/2020	$11,094	$11,879	$11,584	$10,838
1/31/2021	$11,147	$11,794	$11,628	$10,868
2/28/2021	$11,259	$11,623	$11,669	$10,890
3/31/2021	$11,330	$11,478	$11,689	$10,886
4/30/2021	$11,427	$11,569	$11,817	$10,958
5/31/2021	$11,488	$11,607	$11,851	$10,996
6/30/2021	$11,576	$11,688	$12,013	$11,035
7/31/2021	$11,619	$11,819	$12,056	$11,033
8/31/2021	$11,671	$11,797	$12,121	$11,064
9/30/2021	$11,682	$11,694	$12,125	$11,028
10/31/2021	$11,727	$11,691	$12,104	$11,018
11/30/2021	$11,700	$11,726	$11,980	$10,945
12/31/2021	$11,806	$11,696	$12,205	$11,004
1/31/2022	$11,634	$11,444	$11,870	$10,906
2/28/2022	$11,545	$11,316	$11,763	$10,800
3/31/2022	$11,519	$11,002	$11,654	$10,723
4/30/2022	$11,308	$10,584	$11,230	$10,574
5/31/2022	$11,207	$10,652	$11,258	$10,532
6/30/2022	$10,879	$10,485	$10,492	$10,268
7/31/2022	$11,173	$10,742	$11,124	$10,436
8/31/2022	$11,094	$10,438	$10,858	$10,370
9/30/2022	$10,734	$9,987	$10,421	$10,127
10/31/2022	$10,788	$9,858	$10,718	$10,141
11/30/2022	$10,997	$10,220	$10,918	$10,318
12/31/2022	$10,997	$10,174	$10,836	$10,302
1/31/2023	$11,342	$10,487	$11,260	$10,526
2/28/2023	$11,318	$10,216	$11,114	$10,439
3/31/2023	$11,349	$10,475	$11,239	$10,460
4/30/2023	$11,456	$10,539	$11,348	$10,505
5/31/2023	$11,484	$10,424	$11,240	$10,473
6/30/2023	$11,588	$10,387	$11,423	$10,556
7/31/2023	$11,726	$10,380	$11,585	$10,657
8/31/2023	$11,820	$10,313	$11,618	$10,643
9/30/2023	$11,765	$10,051	$11,483	$10,572
10/31/2023	$11,733	$9,893	$11,341	$10,516
11/30/2023	$12,038	$10,341	$11,857	$10,770
12/31/2023	$12,352	$10,737	$12,294	$11,004
1/31/2024	$12,427	$10,707	$12,297	$11,050
2/29/2024	$12,485	$10,556	$12,333	$11,084
3/31/2024	$12,631	$10,653	$12,480	$11,198
4/30/2024	$12,616	$10,384	$12,355	$11,147
5/31/2024	$12,776	$10,560	$12,495	$11,258
6/30/2024	$12,876	$10,660	$12,616	$11,300
7/31/2024	$13,022	$10,909	$12,863	$11,442
8/31/2024	$13,155	$11,066	$13,068	$11,537
9/30/2024	$13,302	$11,214	$13,282	$11,641
10/31/2024	$13,284	$10,936	$13,209	$11,585
11/30/2024	$13,441	$11,052	$13,360	$11,696
12/31/2024	$13,444	$10,871	$13,303	$11,658

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	8.84%	5.06%	4.84%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.34%
ICE BofA US High Yield Index	8.20%	4.04%	4.67%
Morningstar Nontraditional Bond Category	5.93%	2.10%	2.45%

Performance Inception Date	Sep. 28, 2018
Material Change Date	Jul. 01, 2024
AssetsNet	$ 138,810,317
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 579,555
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$138,810,317
# of Fund Holdings	703
Fund Turnover Rate	30%
Total Advisory Fees Paid	$579,555

Holdings [Text Block]

Credit Rating

Value	Value
AAA	9.4%
AA	1.3%
A	16.0%
BBB	24.6%
BB	20.5%
B	17.8%
Below B	2.0%
Not Rated	8.4%

Maturity

Value	Value
Greater than 10 Years	35.1%
5 to 10 Years	25.2%
3 to 5 Years	22.9%
1 to 3 Years	12.9%
Less than 1 Year	3.9%

Largest Holdings [Text Block]

Asset Allocation

Other	-1.3%
Preferred Stock	2.0%
Government Securities & Agency Issue	5.1%
Mortgage-Backed Securities	9.8%
Short-Term Investments	12.9%
Asset-Backed Securities	16.1%
Bank Loans	19.6%
Corporate Bonds	35.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at  or upon request at 323-372-1960.

Shareholders of the Fund approved a new primary investment objective for the Fund. The Fund’s new primary investment objective is to seek to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes.

Material Fund Change Objectives [Text Block]

Shareholders of the Fund approved a new primary investment objective for the Fund. The Fund’s new primary investment objective is to seek to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at or upon request at 323-372-1960.
Updated Prospectus Phone Number	323-372-1960
C000015261
Shareholder Report [Line Items]
Fund Name	iMGP International Fund
Class Name	Institutional
Trading Symbol	MSILX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about iMGP International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$118	1.18%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund fell 0.57% during the full year compared to a modest gain of 3.82% for the MSCI EAFE Index.

  Security selection was the main driver behind underperformance, while sector allocation was a tailwind.

  Stocks within the Healthcare sector were the main culprits behind the underperformance.

  Solid security selection within the Technology and Materials sectors helped offset some of negative impact elsewhere.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index	Morningstar Foreign Large Blend Category
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,983	$10,049	$10,053
2/28/2015	$10,783	$10,650	$10,601
3/31/2015	$10,547	$10,488	$10,468
4/30/2015	$10,899	$10,916	$10,880
5/31/2015	$10,985	$10,860	$10,890
6/30/2015	$10,639	$10,552	$10,588
7/31/2015	$10,657	$10,772	$10,665
8/31/2015	$9,810	$9,979	$9,911
9/30/2015	$9,384	$9,472	$9,495
10/31/2015	$9,891	$10,213	$10,111
11/30/2015	$9,724	$10,054	$10,021
12/31/2015	$9,448	$9,919	$9,836
1/31/2016	$8,745	$9,201	$9,261
2/29/2016	$8,552	$9,033	$9,025
3/31/2016	$9,073	$9,620	$9,645
4/30/2016	$9,032	$9,899	$9,802
5/31/2016	$9,026	$9,809	$9,793
6/30/2016	$8,482	$9,480	$9,542
7/31/2016	$8,874	$9,960	$9,949
8/31/2016	$8,933	$9,967	$10,000
9/30/2016	$9,126	$10,090	$10,132
10/31/2016	$8,950	$9,883	$9,909
11/30/2016	$8,780	$9,687	$9,693
12/31/2016	$9,012	$10,018	$9,901
1/31/2017	$9,287	$10,308	$10,237
2/28/2017	$9,458	$10,456	$10,361
3/31/2017	$9,751	$10,744	$10,670
4/30/2017	$10,074	$11,017	$10,957
5/31/2017	$10,446	$11,421	$11,330
6/30/2017	$10,349	$11,401	$11,338
7/31/2017	$10,763	$11,730	$11,678
8/31/2017	$10,562	$11,726	$11,705
9/30/2017	$10,849	$12,017	$11,946
10/31/2017	$10,806	$12,200	$12,139
11/30/2017	$10,794	$12,328	$12,227
12/31/2017	$11,140	$12,526	$12,418
1/31/2018	$11,794	$13,154	$13,033
2/28/2018	$11,159	$12,560	$12,414
3/31/2018	$11,015	$12,334	$12,313
4/30/2018	$11,172	$12,615	$12,464
5/31/2018	$11,084	$12,332	$12,261
6/30/2018	$10,971	$12,181	$12,051
7/31/2018	$11,103	$12,481	$12,329
8/31/2018	$10,726	$12,240	$12,089
9/30/2018	$10,644	$12,346	$12,146
10/31/2018	$9,702	$11,364	$11,148
11/30/2018	$9,626	$11,349	$11,177
12/31/2018	$8,823	$10,798	$10,606
1/31/2019	$9,677	$11,508	$11,362
2/28/2019	$10,082	$11,801	$11,611
3/31/2019	$10,203	$11,876	$11,693
4/30/2019	$10,760	$12,210	$12,015
5/31/2019	$9,791	$11,623	$11,390
6/30/2019	$10,418	$12,313	$12,040
7/31/2019	$10,361	$12,157	$11,831
8/31/2019	$10,114	$11,842	$11,582
9/30/2019	$10,399	$12,181	$11,887
10/31/2019	$10,817	$12,619	$12,283
11/30/2019	$11,006	$12,761	$12,438
12/31/2019	$11,510	$13,176	$12,882
1/31/2020	$10,747	$12,900	$12,545
2/29/2020	$9,788	$11,734	$11,597
3/31/2020	$7,721	$10,168	$9,865
4/30/2020	$8,353	$10,825	$10,568
5/31/2020	$8,647	$11,296	$11,064
6/30/2020	$8,882	$11,681	$11,463
7/31/2020	$9,273	$11,953	$11,830
8/31/2020	$9,866	$12,568	$12,379
9/30/2020	$9,521	$12,241	$12,128
10/31/2020	$9,273	$11,752	$11,735
11/30/2020	$11,327	$13,574	$13,339
12/31/2020	$12,088	$14,205	$14,029
1/31/2021	$11,728	$14,054	$13,910
2/28/2021	$12,481	$14,369	$14,224
3/31/2021	$12,762	$14,700	$14,556
4/30/2021	$13,142	$15,142	$14,974
5/31/2021	$13,596	$15,636	$15,472
6/30/2021	$13,135	$15,460	$15,303
7/31/2021	$13,055	$15,576	$15,305
8/31/2021	$13,275	$15,851	$15,562
9/30/2021	$13,062	$15,391	$15,013
10/31/2021	$13,716	$15,769	$15,427
11/30/2021	$12,668	$15,035	$14,745
12/31/2021	$13,508	$15,805	$15,402
1/31/2022	$12,933	$15,042	$14,828
2/28/2022	$12,345	$14,776	$14,368
3/31/2022	$12,061	$14,871	$14,319
4/30/2022	$11,250	$13,909	$13,432
5/31/2022	$11,534	$14,013	$13,621
6/30/2022	$10,474	$12,713	$12,434
7/31/2022	$10,966	$13,346	$12,988
8/31/2022	$10,246	$12,712	$12,328
9/30/2022	$9,068	$11,523	$11,179
10/31/2022	$9,740	$12,143	$11,717
11/30/2022	$10,869	$13,510	$13,186
12/31/2022	$10,594	$13,521	$12,966
1/31/2023	$11,747	$14,616	$14,041
2/28/2023	$11,537	$14,311	$13,625
3/31/2023	$11,907	$14,666	$13,977
4/30/2023	$12,075	$15,080	$14,294
5/31/2023	$11,621	$14,442	$13,776
6/30/2023	$12,271	$15,099	$14,382
7/31/2023	$12,508	$15,587	$14,803
8/31/2023	$12,026	$14,990	$14,242
9/30/2023	$11,467	$14,478	$13,737
10/31/2023	$10,615	$13,891	$13,262
11/30/2023	$11,851	$15,181	$14,359
12/31/2023	$12,437	$15,987	$15,081
1/31/2024	$12,296	$16,079	$14,970
2/29/2024	$12,832	$16,373	$15,381
3/31/2024	$13,270	$16,912	$15,873
4/30/2024	$12,627	$16,479	$15,466
5/31/2024	$13,058	$17,117	$16,159
6/30/2024	$12,853	$16,841	$15,897
7/31/2024	$13,044	$17,335	$16,356
8/31/2024	$13,411	$17,899	$16,843
9/30/2024	$13,361	$18,064	$17,055
10/31/2024	$12,606	$17,082	$16,238
11/30/2024	$12,599	$16,985	$16,232
12/31/2024	$12,366	$16,598	$15,802

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional	(0.57%)	1.44%	2.15%
MSCI EAFE Index	3.82%	4.73%	5.20%
Morningstar Foreign Large Blend Category	4.74%	4.21%	4.69%

AssetsNet	$ 169,160,552
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,785,875
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$169,160,552
# of Fund Holdings	50
Fund Turnover Rate	44%
Total Advisory Fees Paid	$1,785,875

Holdings [Text Block]

Region Weighting

Value	Value
Australia/New Zealand	1.3%
Latin America	2.2%
Cash	3.2%
Japan	6.1%
North America	15.2%
Europe	62.9%
Middle East	4.5%
Asia ex-Japan	4.6%

Industry Weighting

Value	Value
Cash	3.3%
Consumer Staples	5.8%
Materials	5.8%
Consumer Discretionary	12.8%
Health Care & Pharmaceuticals	15.3%
Industrials	16.2%
Finance	19.1%
Information Technology	21.7%

Largest Holdings [Text Block]

Top Ten Holdings

SAP SE	5.1%
Sage Group (The) PLC	4.6%
Asml Holding Nv	4.2%
Taiwan Semiconductor Manufacturing Co Ltd	4.0%
Coca-Cola Europacific Partners PLC	3.6%
Icon Plc	3.5%
Aon PLC Class A	3.1%
Mercedes-Benz Group AG	3.1%
Ryanair Holdings PLC ADR	3.0%
Bayer AG	2.8%

Material Fund Change [Text Block]
C000244515
Shareholder Report [Line Items]
Fund Name	Polen Capital Global Growth ETF
Trading Symbol	PCGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about Polen Capital Global Growth ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the calendar year 2024, the Polen Capital Global Growth ETF returned 12.12% (NAV) compared to 17.49% for the MSCI All Country World Index.

  The ETF underperformed the Index for the year, where stock selection dragged, partially offset by relative gains from sector allocation and currency effects.

  Stock selection within Industrials, Consumer Discretionary, and Communication Services were additive; however, drags from Information Technology, Consumer Staples, Healthcare, and Financials more than offset those gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI All Country World Index	Morningstar Global Large-Stock Growth
8/29/2023	$10,000	$10,000	$10,000
8/31/2023	$10,052	$10,027	$10,003
9/30/2023	$9,427	$9,612	$9,451
10/31/2023	$9,209	$9,323	$9,133
11/30/2023	$10,260	$10,184	$10,102
12/31/2023	$10,503	$10,673	$10,652
1/31/2024	$10,823	$10,736	$10,689
2/29/2024	$11,257	$11,196	$11,330
3/31/2024	$11,312	$11,548	$11,611
4/30/2024	$10,644	$11,167	$11,107
5/31/2024	$10,610	$11,620	$11,565
6/30/2024	$11,095	$11,879	$11,785
7/31/2024	$11,198	$12,071	$11,819
8/31/2024	$11,454	$12,377	$12,158
9/30/2024	$11,495	$12,665	$12,394
10/31/2024	$11,299	$12,381	$12,121
11/30/2024	$12,073	$12,844	$12,654
12/31/2024	$11,776	$12,540	$12,270

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 8/29/2023
ETF	12.12%	12.98%
MSCI All Country World Index	17.49%	18.38%
Morningstar Global Large-Stock Growth	15.00%	16.57%

Performance Inception Date	Aug. 29, 2023
AssetsNet	$ 156,618,707
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 929,712
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$156,618,707
# of Fund Holdings	28
Fund Turnover Rate	18%
Total Advisory Fees Paid	$929,712

Holdings [Text Block]

Region Weighting

Value	Value
Cash	2.7%
Europe	18.1%
North America	79.2%

Industry Weighting

Value	Value
Real Estate	1.4%
Consumer Staples	2.1%
Cash	2.7%
Industrials	5.2%
Communication Services	6.2%
Consumer Discretionary	11.5%
Health Care & Pharmaceuticals	16.2%
Finance	17.7%
Information Technology	37.0%

Largest Holdings [Text Block]

Top Ten Holdings

Amazon.com, Inc.	10.5%
Alphabet, Inc. - Class A	6.2%
SAP SE	6.0%
Microsoft Corp.	5.7%
Shopify, Inc. - Class A	5.0%
Mastercard Inc - Class A	4.8%
VISA, Inc. - Class A	4.7%
Abbott Laboratories	4.4%
Workday, Inc. - Class A	4.2%
MSCI, Inc.	4.1%

Material Fund Change [Text Block]